Subsequent events (Details Narrative) - USD ($)	Nov. 06, 2025	Nov. 04, 2025	Sep. 30, 2025	Apr. 02, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Issued shares			1,400,000	1,400,000
Ordinary shares par value			$ 0.000001		$ 0.000001
Remaining proceeds				$ 3,706,120
Subsequent Event [Member]
Subsequent Event [Line Items]
Issued shares		1,720,688
Ordinary shares par value		$ 0.000001
Offering price	$ 2.00
Gross proceeds	$ 3,441,376
Net proceeds	$ 1.72
Remaining proceeds	$ 3,441,374
Aggregate shares	1,720,688
Exercise price	$ 2.00
Aggregate of purchasing shares	86,034
Purchase Price	$ 2.50